COMMITMENTS AND CONTINGENCIES	12 Months Ended
Feb. 28, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments Contingencies and Guarantees [Text Block]
20.	COMMITMENTS AND CONTINGENCIES

Lease commitment

The Group leases certain office premises under non-cancellable leases, the term of which are fifteen years or less and are renewable upon negotiation. Rental expenses under operating leases for the years ended February 29, 2016, February 28, 2017 and February 28, 2018 were $82,257,681, $148,640,828 and $224,842,144, respectively.

Future minimum payments under non-cancellable operating leases as of February 28, 2018 were as follows:

Fiscal year ending
February 2019	$226,097,223
February 2020	227,316,124
February 2021	201,111,732
February 2022	169,360,927
February 2023	122,846,419
Thereafter	190,792,679
Total	$1,137,525,104

Investment commitment

The Group was obligated to pay $131,559,038 for the long-term investments under various arrangements as of February 28, 2018.

Capital commitment

As of February 28, 2018, the Group had outstanding capital commitments totaling $69,804,423, mainly relating to capital expenditures of property and equipment.

Contingencies

As of February 28, 2018, the Group is in the process of preparing filings and applying for permits of certain learning centers. The Group cannot reasonably estimate the contingent liability of without the filling of the permit, no liabilities is recorded as of February 28, 2018.

From time to time, the Group is subject to legal proceedings and claims incidental to the conduct of its business. The Group accrues the liability when the loss is probable and reasonably estimable.